HUNTINGTON ASSET SERVICES, INC.
2960 N. Meridian St., Suite 300
Indianapolis, IN 46208

October 20, 2011

EDGAR  CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. Stirling:

We are enclosing Post-Effective Amendment No. 199 (“PEA No. 199”) to the registration statement on Form N-1A of Unified Series Trust seeking registration of two new series, the 1492 Small Cap Growth Fund and the 1492 Small Cap Value Fund (the “Funds”).

Except for the following sections, the Funds’ prospectus and SAI conform to those used by each other series of the Trust.  Pursuant to Release No. IC-13768, we respectfully request that the SEC staff selectively review only those sections that materially differ from the prospectus and SAI on file with the staff, as follows:

Summary and Statutory Prospectus
                 Principal Investment Strategies and Risks
         Risk/Return Summary
         Fees and Expenses of the Fund
                Management of the Funds
                Portfolio Managers

SAI
Investment Policies, Strategies and Associated Risks
Investment Limitations
                                     Investment Manager
                                     Portfolio Managers

We look forward to receiving your comments.  Please call Dee Anne Sjögren at (314) 552-6295 if you have any questions regarding the new Funds.

Sincerely,

/s/ Carol J. Highsmith

Carol J. Highsmith
Vice President